N-2	Jul. 28, 2023 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001777482
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-231722
Investment Company Act File Number	811-23445
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	false
Post-Effective Amendment	true
Post-Effective Amendment Number	3
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	6
Entity Registrant Name	Nuveen Enhanced High Yield Municipal Bond Fund
Entity Address, Address Line One	333 West Wacker Drive
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	800
Local Phone Number	257-8787
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Delayed or Continuous Offering	true
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	true
Effective on Set Date, 486(b)	false
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Interval Fund [Flag]	true
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses
(fees paid directly from your investment):

	Class I		Class A1		Class A2
Maximum Initial Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	(1)	2.50%		None	(1)
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or repurchase proceeds, whichever is lower)	None		1.50%	(2)	None
Dividend Reinvestment Fees	None		None		None
Repurchase Fee (as a percentage of amount redeemed)	2.00%	(3)	2.00%	(3)	2.00%	(3)
(1)
While neither the Fund nor the Distributor impose an initial sales charge on Class I Common Shares or Class A2 Common Shares, if you buy Class I Common Shares or Class A2 Common Shares through certain financial firms, they may directly charge you transaction or other fees in such amount as they may determine. Please consult your financial firm for additional information.

(2)
A contingent deferred sales charge (“CDSC”) of 1.50% may be assessed on Class A1 Common Shares purchased without a sales charge if they are repurchased before the first day of the month of the one‑year anniversary of the purchase.

(3)
The Fund does not currently charge a repurchase fee; however, the Fund may, in the future, impose repurchase fees of up to 2.00% on Common Shares accepted for repurchase that have been held for less than one year.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Annual Expenses
(expenses that you pay each year as a percentage of the value of your investment):
	Percentage of Net Assets Attributable to Common Shares(1)

	Class I	Class A1	Class A2
Management Fees(2)	1.36%	1.36%	1.36%
Distribution and Service (12b‑1) Fees	N/A	0.75%	0.50%
Interest and Other Related Expenses(3)	1.79%	1.79%	1.79%
Other Expenses(4)	0.66%	0.66%	0.66%
Total Annual Expenses	3.81%	4.56%	4.31%
Fees Waivers and/or Expense Reimbursements(5)	(0.52)%	(0.52)%	(0.52)%
Total Annual Expenses After Fee Waivers and Expense Reimbursements	3.29%	4.04%	3.79%
(1)	Restated to reflect current operating levels as percentages of net assets attributable to Common Shares as of July 13, 2023.
(2)
The “Management Fees” shown in the fee table are higher than the contractual management fee rates because the “Management Fees” in the table are calculated as a percentage of the Fund’s net assets applicable to Common Shares, rather than the Fund’s Managed Assets. Managed Assets includes assets attributable to leverage. The management fee consists of a fund-level fee and complex-level fee. Restated to reflect current operating levels as of July 13, 2023, the annualized Fund-level fee was 0.7907% of Managed Assets or 1.1285% of Net Assets Attributable to Common Shares and the annualized complex-level fee was 0.1595% of Managed Assets or 0.2276% of Net Assets Attributable to Common Shares. See “Management of the Fund—Investment Management and Sub-Advisory Agreements” for a complete discussion of how the Management Fee is calculated.

(3)
Interest and Other Related Expenses have been restated and annualized to reflect incremental leverage incurred by the Fund after its fiscal year end. Interest and Other Related Expenses are estimated to reflect actual leverage outstanding as of July 13, 2023 and estimated interest and associated costs. Actual Interest and Other Related Expenses incurred in the future may be higher or lower. If short-term market interest rates rise in the future, and if the Fund continues to maintain leverage the cost of which is tied to short-term interest rates, the Fund’s interest expenses on its borrowings can be expected to rise in tandem. The Fund’s use of leverage will increase the amount of management fees paid to Nuveen Fund Advisors and Nuveen Asset Management.

(4)
Other Expenses are estimated for the current fiscal year based on the Fund’s fees and expenses for the fiscal year ended March 31, 2023. Expenses attributable to the Fund’s investments, if any, in other investment companies are currently estimated not to exceed 0.01%. See “Portfolio Composition and Other Information—Other Investment Companies” in the SAI.

(5)
Nuveen Fund Advisors has agreed to waive fees and/or reimburse expenses through July 31, 2025, so that the total annual operating expenses of the Fund (excluding any distribution and/or service fees that may be applicable to a particular class of shares, issuance and dividend costs of Preferred Shares that may be issued by the Fund, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, litigation expenses and extraordinary expenses) do not exceed 1.05% of the average daily Managed Assets of any class of Fund shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Example
As required by relevant SEC regulations, the following example illustrates the expenses that you would pay on a $1,000 investment in the Common Shares, assuming a 5% annual return(1):

	Class I Common Shares	Class A1 Common Shares	Class A2 Common Shares
1 Year	$33	$65	$38
3 Years	$107	$150	$121
5 Years	$187	$241	$211
10 Years	$398	$474	$440
(1)
The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that the estimated Dividend Cost on Preferred Shares and Other Expenses set forth in the Annual Expenses table are accurate, that the Annual Expenses (as described above) remain the same during the first year. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.

Purpose of Fee Table , Note [Text Block]
This table describes the combined fees and expenses of the Fund that you will incur if you buy and hold Common Shares in the Fund. This information is based on the Fund’s fees and expenses for the year ended March 31, 2023, unless otherwise noted.

Other Expenses, Note [Text Block]	Other Expenses are estimated for the current fiscal year based on the Fund’s fees and expenses for the fiscal year ended March 31, 2023. Expenses attributable to the Fund’s investments, if any, in other investment companies are currently estimated not to exceed 0.01%. See “Portfolio Composition and Other Information—Other Investment Companies” in the SAI.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objectives
The Fund’s primary investment objective is to provide a high level of current income exempt from regular U.S. federal income tax. Capital appreciation is a secondary investment objective when consistent with the Fund’s primary investment objective. However, there can be no assurance that the Fund will achieve either of its investment objectives or that the Fund’s investment strategies will be successful. See “Risks.” The Fund’s investment objectives may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders.
Fund Strategies
The Fund’s portfolio is actively managed to identify and capitalize on high yield municipal securities. Nuveen Asset Management, LLC, the Fund’s subadviser (“Nuveen Asset Management”), uses a research-driven approach that seeks attractive income exempt from regular U.S. federal income taxes by identifying and capitalizing on opportunities in high yield municipal securities. The Fund invests in below investment grade bonds that Nuveen Asset Management believes may offer the potential for attractive total returns, even after taking into account the significant risk (relative to higher quality securities) that these securities typically present.
The Fund may also invest in special situations municipal securities that Nuveen Asset Management believes may offer the potential for attractive total returns, even after taking into account the significant risk (relative to higher quality securities) that these securities typically present. Special situations municipal securities may offer illiquidity and complexity premiums, which may create significant investment opportunity for the Fund.
The Fund may also use certain hedging techniques to reduce exposure of the portfolio to adverse business or market conditions. See “—Other Policies” and “Risks—Portfolio Level Risks—Hedging Risk” below.
As an “interval fund”, the Fund provides Common Shareholders periodic liquidity. See “Periodic Repurchase Offers” below. Nuveen Fund Advisors, LLC, the Fund’s investment adviser (“Nuveen Fund Advisors”) believes the Fund’s “interval fund” structure may provide greater income and total return potential as compared to a traditional high yield municipal mutual fund. Without the potential disruption of outflows from daily liquidity, Nuveen Asset Management may capture illiquidity premiums often unavailable to individual retail investors through more liquid investment vehicles such as mutual funds. In addition, Nuveen Fund Advisors believes that the Fund’s interval structure allows more flexibility to assume larger position sizes; enables a greater allocation to less-illiquid municipal securities; and provides the Fund the opportunity to realize the maximum long-term value of certain special situations within the municipal market such as work-outs (a privately negotiated, mutual agreement between the Fund and the issuer or another party with respect to securities in default or involved in bankruptcy or insolvency proceedings).
Portfolio Contents
The Fund invests its assets in a portfolio of municipal securities. Municipal securities include municipal bonds, notes, securities issued to finance and refinance public projects, certificates of participation, variable rate demand obligations, lease obligations, municipal notes, pre‑refunded municipal bonds, private activity bonds, securities issued by tender option bond trusts, including inverse floating rate securities, and other forms of municipal bonds and securities, and other related instruments that create exposure to municipal bonds, notes and securities that provide for the payment of interest income that is exempt from regular U.S. federal income tax.
Municipal Securities. Municipal securities are debt obligations generally issued by states, cities and local authorities and certain possessions and territories of the United States (such as Puerto Rico and Guam) to finance or refinance public purpose projects such as roads, schools, and water supply systems. Municipal securities may also be issued to finance and refinance privately owned facilities, such as housing, medical and educational construction, or for privately owned transportation, electric utility and pollution control projects deemed to serve a public purpose. Municipal securities may be issued on a long-term basis to provide long-term financing. The repayment of such debt may be secured generally by a pledge of the full faith and credit taxing power of the issuer, a limited or special tax, or any other revenue source, including project revenues, which may include tolls, fees and other user charges, lease payments and mortgage payments. Municipal securities may also be issued to finance projects on a short-term interim basis, anticipating repayment with the proceeds of long-term debt. Municipal securities may be issued and purchased in the form of bonds, notes, leases or certificates of participation; structured as callable or non‑callable; with payment forms including fixed coupon, variable rate, zero coupon, capital appreciation bonds or inverse floating rate securities; or acquired through investments in pooled vehicles, partnerships or other investment companies. Inverse floating rate securities are securities that pay interest at rates that vary inversely with changes in prevailing short-term tax exempt interest rates and represent a leveraged investment in an underlying municipal security, which may increase the leverage of the Fund.
The market value of a municipal security will generally depend upon its form, maturity, call features and interest rate, as well as the credit quality or credit rating of the issuer, all such factors examined in the context of the municipal securities market and interest rate levels and trends.
Most municipal securities generate income that is tax exempt from regular U.S. federal income tax. The Fund may also invest in municipal securities that are subject to regular federal income tax. Although municipal bonds issued to finance activities with a broad public purpose are generally exempt from federal income tax, taxable municipal bonds are issued to finance activities with less significant benefits to the public, such as the construction of sports facilities, and as such the interest paid to holders of such bonds is taxable as ordinary income. Many taxable municipal bonds offer yields comparable to those of other taxable bonds, such as corporate and agency bonds. Taxable municipal bonds may be rated investment-grade or below investment-grade and pay interest based on fixed or floating rate coupons. Maturities may range from long-term to short-term.
The Fund may also invest in “AMT Bonds”, which are municipal securities that pay interest that is taxable under the federal alternative minimum tax applicable to noncorporate taxpayers.
Special Situations Municipal Securities. The Fund may invest in special situations municipal securities. Special situations municipal securities are municipal securities:
•	of issuers that are in default of its obligations or in an active work-out, or are in bankruptcy; or
•	that are otherwise determined by Nuveen Asset Management to be facing distressed financial or operating circumstances.
The portion of the Fund’s assets invested in special situations municipal securities may fluctuate significantly over time according to the availability of attractive special situations municipal securities opportunities. See “Risks—Portfolio Level Risks—Special Situations Municipal Securities Risk” below.
Corporate Debt Securities. The Fund may also invest in corporate debt securities, including corporate bonds. Corporate bonds are fully taxable debt obligations issued by corporations. These securities fund capital improvements, expansions, debt refinancing or acquisitions that require more capital than would ordinarily be available from a single lender. Investors in corporate bonds lend money to the issuing corporation in exchange for interest payments and repayment of the principal at a set maturity date. Rates on corporate bonds are set according to prevailing interest rates at the time of the issue, the credit rating of the issuer, the length of the maturity and other terms of the security, such as a call feature.
Corporate bonds come in many varieties and may differ in the way that interest is calculated, the amount and frequency of payments, the type of collateral, if any, and the presence of special features (e.g., conversion rights). The Fund’s investments in corporate bonds may include, but are not limited to, senior, junior, secured and unsecured bonds, notes and other debt securities, and may be fixed rate, variable rate or floating rate, among other things. Holders of corporate bonds, as creditors, have a prior legal claim over common and preferred stockholders as to both income and assets of the issuer for the principal and interest due to them, and may have a prior claim over other creditors, but are generally subordinate to any existing lenders in the issuer’s capital structure.
U.S. Treasury Securities. The Fund may also invest in U.S. Government direct obligations. U.S. Government direct obligation are issued by the United States Treasury and include bills, notes and bonds. Treasury bills are issued with maturities of up to one year. They are issued in bearer form, are sold on a discount basis and are payable at par value at maturity. Treasury notes are longer-term interest-bearing obligations with original maturities of one to seven years. Treasury bonds are longer-term interest-bearing obligations with original maturities from five to thirty years.
See “Portfolio Composition and Other Information” for additional information on the types of securities in which the Fund may invest.
Derivatives. The Fund also may invest in certain derivative instruments in pursuit of its investment objectives. Such instruments include financial futures contracts, swap contracts (including interest rate and credit default swaps), options on financial futures, options on swap contracts, or other derivative instruments. Nuveen Asset Management may use derivative instruments to attempt to hedge some of the risk of the Fund’s investments or as a substitute for a position in the underlying asset. See “Portfolio Composition and Other Information—Derivatives.”
Investment Policies
Under normal circumstances the Fund will invest subject to the following policies:
•	The Fund will invest at least 80% of its Assets (as defined below) in municipal securities and other related investments, the income from which is exempt from regular U.S. federal income tax;
•
The Fund will invest at least 75% of its net assets in low- to medium-quality municipal securities that, at the time of investment, are rated BBB/Baa or lower or are unrated but judged by Nuveen Asset Management to be of comparable quality;

•	The Fund may invest up to 25% of its Managed Assets (as defined below) in special situations municipal securities;
•	The Fund will invest no more than 10% of its Managed Assets in any one issuer;
•
The Fund will not invest in common equity securities. This policy does not apply to shares of other investment companies or to common equity securities acquired in connection with a work-out of an issuer of a debt security as discussed below; and

•	The Fund has no limitation as to the maturity or duration of the municipal securities in which it will invest.
The foregoing policies are considered to apply only at the time of investment and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities.
“Assets” means net assets of the Fund plus the amount of any borrowings for investment purposes. “Managed Assets” means the total assets of the Fund, minus the sum of its accrued liabilities (other than Fund liabilities incurred for the express purpose of creating leverage). Total assets for this purpose shall include assets attributable to the Fund’s use of leverage (whether or not those assets are reflected in the Fund’s financial statements for purposes of generally accepted accounting principles), and derivatives will be valued at their market value.
Low- to medium-quality municipal securities include below investment grade securities (or “junk bonds”). Below investment grade securities are generally securities rated BB+/Ba1 or lower at the time of investment and are regarded as having predominately speculative characteristics with respect to the issuer’s capacity to pay interest or dividends and repay principal, which implies higher price volatility and default risk than investment grade instruments of comparable terms and duration. For purposes of the investment limitations in this prospectus, a security’s rating is determined using the lowest rating of Moody’s, S&P and Fitch, if rated by at least two of these three NRSROs. If only one of those NRSROs provides a rating, that rating is used. If a security is not rated by any NRSRO, the rating determined by Nuveen Asset Management to be of comparable quality is used. The portion of the Fund’s assets invested in low- to medium-quality municipal securities may vary over time, and may fluctuate significantly over time, over the minimum of 75% described above.
While investments in special situations municipal securities may be a component of the Fund’s investment strategy in pursuit of its investment objectives, the ability of the Fund to invest in special situation municipal securities may be limited by the availability of attractive opportunities in the market. The portion of the Fund’s assets that are invested in such securities, if any, may fluctuate significantly over time up to the 25% limit described above.
Nuveen Asset Management may determine that it is in the best interest of shareholders to pursue a work-out arrangement (i.e., a privately negotiated, mutual agreement between the Fund and the issuer or another party) with respect to a defaulted security, which may involve making loans to the issuer or another party, or purchasing an equity or other interest from the issuer or another party, or other related or similar steps involving the investment of additional monies.
The Fund may enter into certain derivative transactions as a hedging technique to protect against potential adverse changes in the market value of portfolio securities. The Fund also may use derivatives to attempt to protect the NAV of the Fund, to facilitate the sale of certain portfolio securities, to manage the Fund’s effective interest rate exposure, and as a temporary substitute for purchasing or selling particular instruments. From time to time, the Fund also may enter into derivative transactions to create investment exposure to the extent such transactions may facilitate implementation of its strategy more efficiently than through outright purchases or sales of portfolio securities.
For temporary defensive purposes, during periods of high cash inflows or outflows, or during a Repurchase Offer Period, the Fund may depart from its principal investment strategies and invest up to 100% of its Managed Assets in cash equivalents, U.S. government securities and other high-quality short-term debt securities. During such periods, the Fund may not be able to achieve its investment objectives. The Fund may adopt a defensive strategy when Nuveen Asset Management believes the instruments in which the Fund normally invests have elevated risks due to political or economic factors, in the event that unanticipated legal or regulatory developments interfere with implementation of the Fund’s principal investment strategies, and in other extraordinary circumstances.
The Fund’s investment policy to invest at least 80% of its Assets in municipal securities and other related investments, the income from which is exempt from regular U.S. federal income tax and certain other investment restrictions identified in the SAI as such are considered fundamental. See also “Investment Restrictions” in the SAI. The Fund cannot change its fundamental policies without the approval of the holders of a “majority of the outstanding” Common Shares. When used with respect to approval of a changes to the Fund’s fundamental policies, a “majority of the outstanding” shares means (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy or (ii) more than 50% of the shares, whichever is less. All of the Fund’s other investment policies are not considered to be fundamental by the Fund and can be changed by the Board of Trustees without a vote of the Common Shareholders.

Risk Factors [Table Text Block]
Risks
The Fund is a non-diversified, closed-end management investment company that continuously offers its Common Shares and is operated as an interval fund. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objectives. The Fund’s performance and the value of its investments will vary in response to changes in interest rates, inflation, the financial condition of a security’s issuer, ratings on a security, perceptions of the issuer, and other market factors. Your Common Shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.
Portfolio Level Risks
Municipal Securities Market Risk—Investing in the municipal securities market involves certain risks. The municipal market is one in which dealer firms make markets in bonds on a principal basis using their proprietary capital, and during the market turmoil in 2008-2009 these firms’ capital was severely constrained. As a result, some firms were unwilling to commit their capital to purchase and to serve as a dealer for municipal bonds. The amount of public information available about the municipal securities in the Fund’s portfolio is generally less than that for corporate equities or bonds, and the investment performance of the Fund may therefore be more dependent on the analytical abilities of Nuveen Asset Management than if the Fund were a stock fund or taxable bond fund. In addition, the market for below investment grade municipal securities has experienced in the past, and may experience in the future, periods of significant volatility, which could negatively impact the value of the municipal securities in the Fund’s portfolio.
The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments. In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipalities to levy taxes. Further, some state and local governments have been and in the future may be subject to direct ballot referenda that could limit their financial flexibility, or their ability to levy taxes or raise revenues, which may adversely affect the marketability of notes and bonds issued by those state and local governments. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays in collecting principal and interest and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Fund may take possession of and manage the assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt.
Issuer Credit Risk—Issuers of securities in which the Fund may invest may default, or may be in default at the time of purchase, on their obligations to pay dividends, principal or interest when due. This non‑payment would result in a reduction of income to the Fund, a reduction in the value of a security experiencing non‑payment and, potentially, a decrease in the NAV of the Fund. With respect to the Fund’s investments in securities that are secured, there can be no assurance that liquidation of collateral would satisfy the issuer’s obligation in the event of non‑payment of a scheduled dividend, interest or principal payment or that such collateral could be readily liquidated. In the event of the bankruptcy of an issuer, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a security. To the extent that the credit rating assigned to a security in the Fund’s portfolio is downgraded, the market price and liquidity of such security may be adversely affected.
Credit Spread Risk—Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market believes that municipal securities generally have a greater risk of default. Increasing credit spreads may reduce the market values of the Fund’s securities. Credit spreads often increase more for lower rated and unrated securities than for investment grade securities. In addition, when credit spreads increase, reductions in market value will generally be greater for longer-maturity securities.
Below Investment Grade Risk—Debt instruments of below investment grade quality are regarded as having predominately speculative characteristics with respect to the issuer’s capacity to pay interest, dividends and repay principal, and are commonly referred to as junk bonds or high yield debt, which implies higher price volatility and default risk than investment grade instruments of comparable terms and duration. Issuers of lower grade instruments may be highly leveraged and may not have available to them more traditional methods of financing. The prices of these lower grade instruments are typically more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn, than are the prices of higher grade instruments.
If a below investment grade security goes into default, or its issuer enters bankruptcy, it might be difficult to sell that security in a timely manner at a reasonable price.
The secondary market for lower grade instruments may not be as liquid as the secondary market for more highly rated instruments, a factor which may have an adverse effect on the Fund’s ability to dispose of a particular instrument. There are fewer dealers in the market for lower grade securities than for investment grade obligations. The prices quoted by different dealers for lower grade instruments may vary significantly and the spread between the bid and ask price for such instruments is generally much larger than for higher quality instruments. Under adverse market or economic conditions, the secondary market for lower grade securities could contract further, independent of any specific adverse changes in the condition of a particular issuer, and these instruments may become illiquid. As a result, the Fund could find it more difficult to sell these instruments or may be able to sell the instruments only at prices lower than if such instruments were widely traded. Prices realized upon the sale of such lower rated or unrated instruments, under these circumstances, may be less than the prices used in calculating the Fund’s NAV.
For these reasons, an investment in the Fund, compared with a portfolio consisting solely of investment grade securities, may experience the following:
•	increased price sensitivity resulting from a deteriorating economic environment and changing interest rates;
•	greater risk of loss due to default or declining credit quality;
•	adverse issuer specific events that are more likely to render the issuer unable to make interest and/or principal payments; and
•
the possibility that a negative perception of the below investment grade market develops, resulting in the price and liquidity of below investment grade securities becoming depressed, and this negative perception could last for a significant period of time.

In the event that the Fund disposes of a portfolio security subsequent to its being downgraded, the Fund may experience a greater loss than if such security had been sold prior to such downgrade.
Special Situations Municipal Securities Risk—The availability of special situations municipal securities that present attractive investment opportunities has historically been sporadic and may in the future be rare or at times non-existent. As such, the portion of the Fund’s assets invested in special situations municipal securities may fluctuate significantly over time according to the availability of attractive special situations municipal securities opportunities. At times when the portion of the Fund’s assets invested in special situations municipal securities is low, due to lack of availability of special situations municipal securities or otherwise, that low level exposure to such securities may impede the Fund’s ability to fully pursue its investment objectives.
Special situations municipal securities present both unusual opportunities and challenges. The ability of the Fund to capitalize on its investments in special situations municipal securities will be dependent on several factors including, but not limited to, Nuveen Asset Management’s ability (1) to select special situations municipal securities to invest in that have good prospects for improving their creditworthiness over time, or otherwise experiencing price improvement; (2) to manage the various special situations municipal securities’ credits through the recovery process, including work-outs, buyouts and bankruptcies; (3) to buy attractively-priced special situations municipal securities that have the potential to appreciate significantly in value or minimize losses, depending on market conditions; and (4) to liquidate its investments in special situations municipal securities, either by selling such securities to other investors at attractive prices, or by receiving cash, securities or other assets of value after and as a result of a work-out or the issuer’s emergence from bankruptcy.
Nuveen Asset Management’s ability to succeed in these efforts will require skills and techniques that are different from or in addition to the skills and techniques used by a typical municipal investment manager. There is no assurance that Nuveen Asset Management will succeed in its efforts, or that market circumstances will end up being favorable to deriving outsized returns from investments in special situations municipal securities.
Interest Rate Risk—Interest rate risk is the risk that municipal securities in the Fund’s portfolio will decline in value because of changes in market interest rates. Generally, when market interest rates rise, the market value of such securities will fall, and vice versa. As interest rates decline, issuers of municipal securities may prepay principal earlier than scheduled, forcing the Fund to reinvest in lower-yielding municipal securities and potentially reducing the Fund’s income. As interest rates increase, slower than expected principal payments may extend the average life of municipal securities, potentially locking in a below-market interest rate and reducing the Fund’s value. In typical market interest rate environments, the prices of longer-term municipal securities generally fluctuate more than prices of shorter-term municipal securities as interest rates change.
Duration Risk—Duration is the sensitivity, expressed in years, of the price of a fixed-income security to changes in the general level of interest rates (or yields). Securities with longer durations tend to be more sensitive to interest rate (or yield) changes, which typically corresponds to increased volatility and risk, than securities with shorter durations. For example, if a security or portfolio has a duration of three years and interest rates increase by 1%, then the security or portfolio would decline in value by approximately 3%. Duration differs from maturity in that it considers potential changes to interest rates, and a security’s coupon payments, yield, price and par value and call features, in addition to the amount of time until the security matures. The duration of a security will be expected to change over time with changes in market factors and time to maturity.
Call Risk—The Fund may invest in municipal securities that are subject to call risk. Such municipal securities may be redeemed at the option of the issuer, or “called,” before their stated maturity or redemption date. In general, an issuer will call its instruments if they can be refinanced by issuing new instruments that bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates, an issuer will call its high yielding municipal securities. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.
Reinvestment Risk—Reinvestment risk is the risk that income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could affect the Common Shares’ NAV and/or a Common Shareholder’s overall returns. As the average maturity of the Fund’s portfolio shortens, the Fund will reinvest in shorter maturity securities at market interest rates that may be lower than at the Fund’s inception.
Inverse Floating Rate Securities Risk—The Fund may invest in inverse floating rate securities. Typically, inverse floating rate securities represent beneficial interests in a special purpose trust (sometimes called a “tender option bond trust”) formed for the purpose of holding municipal bonds. See “Portfolio Composition and Other Information—Municipal Securities—Inverse Floating Rate Securities.” In general, income on inverse floating rate securities will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Investments in inverse floating rate securities may subject the Fund to the risks of reduced or eliminated interest payments and losses of principal.
The Fund may invest in inverse floating rate securities issued by special purpose trusts that have recourse to the Fund (i.e., the Fund typically bears the risk of loss with respect to any liquidity shortfall). In Nuveen Fund Advisors’ and Nuveen Asset Management’s discretion, the Fund may enter into a separate shortfall and forbearance agreement with the third party granting liquidity to the floating rate security holders of the special purpose trust. Such an agreement would require the Fund to reimburse the third party granting liquidity to the floating rate security holders of the special purpose trust, upon termination of the trust issuing the inverse floater, the difference between the liquidation value of the bonds held in the trust and the principal amount due to the holders of floating rate interests. In such instances, the Fund may be at risk of loss that exceeds its investment in the inverse floating rate securities. The Fund may enter into such recourse agreements (i) when the liquidity provider to the special purpose trust requires such an agreement because the level of leverage in the trust exceeds the level that the liquidity provider is willing to support absent such an agreement; and/or (ii) to seek to prevent the liquidity provider from collapsing the trust in the event that the municipal obligation held in the trust has declined in value.
Inverse floating rate securities may increase or decrease in value at a greater rate than the underlying interest rate, which effectively leverages the Fund’s investment. As a result, the market value of such securities generally will be more volatile than that of fixed rate securities.
The Fund’s investments in inverse floating rate securities issued by special purpose trusts that have recourse to the Fund may be highly leveraged. The structure and degree to which the Fund’s inverse floating rate securities are highly leveraged will vary based upon a number of factors, including the size of the trust itself and the terms of the underlying municipal security. In the event of a significant decline in the value of an underlying security, the Fund may suffer losses in excess of the amount of its investment (up to an amount equal to the value of the municipal securities underlying the inverse floating rate securities) as a result of liquidating special purpose trusts or other collateral required to maintain the Fund’s anticipated leverage ratio.
The Fund’s investment in inverse floating rate securities has the economic effect of leverage. Any leverage achieved through the Fund’s investment in inverse floating rate securities will create an opportunity for increased Common Share net income and returns, but will also create the possibility that Common Share long-term returns will be diminished if the cost of leverage exceeds the return on the inverse floating rate securities purchased by the Fund. See “Risks—Fund Level Risks—Leverage Risk.”
The amount of fees paid to Nuveen Asset Management for investment advisory services will be higher if the Fund uses leverage because the fees will be calculated based on the Fund’s Managed Assets—this may create an incentive for
Nuveen Asset Management to leverage the Fund. “Managed Assets” means the total assets of the Fund, minus the sum of its accrued liabilities (other than liabilities incurred for the express purpose of creating leverage). Total assets for this purpose shall include assets attributable to the Fund’s use of leverage (whether or not those assets are reflected in the Fund’s financial statements for purposes of generally accepted accounting principles), and derivatives will be valued at their market value.
Inverse floating rate securities have varying degrees of liquidity based, among other things, upon the liquidity of the underlying securities deposited in a special purpose trust. The market price of inverse floating rate securities is more volatile than the underlying securities due to leverage. The leverage attributable to such inverse floating rate securities may be “called away” on relatively short notice and therefore may be less permanent than more traditional forms of leverage. In certain circumstances, the likelihood of an increase in the volatility of NAV and market price of the Common Shares may be greater for a fund (like the Fund) that relies primarily on inverse floating rate securities to achieve a desired leverage ratio. The Fund may be required to sell its inverse floating rate securities at less than favorable prices, or liquidate other Fund portfolio holdings in certain circumstances, including, but not limited to, the following:
•	If the Fund has a need for cash and the securities in a special purpose trust are not actively traded due to adverse market conditions;
•	If special purpose trust sponsors (as a collective group or individually) experience financial hardship and consequently seek to terminate their respective outstanding special purpose trusts; and
•	If the value of an underlying security declines significantly and if additional collateral has not been posted by the Fund.
There is no assurance that the Fund’s strategy of investing in inverse floating rate securities will be successful.
Municipal Securities Market Liquidity Risk—Inventories of municipal securities held by brokers and dealers have decreased in recent years, lessening their ability to make a market in these securities. This reduction in market making capacity has the potential to decrease the Fund’s ability to buy or sell municipal securities at attractive prices, and increase municipal security price volatility and trading costs, particularly during periods of economic or market stress. The secondary market for municipal securities, particularly the below investment grade municipal securities in which the Fund may invest, also tends to be less well-developed or liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its municipal securities at attractive prices. In addition, recent federal banking regulations may cause certain dealers to reduce their inventories of municipal securities, which may further decrease the Fund’s ability to buy or sell municipal securities. As a result, the Fund may be forced to accept a lower price to sell a security, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance. If the Fund needed to sell large blocks of municipal securities to raise cash to meet its obligations, those sales could further reduce the municipal securities’ prices and hurt performance. The Fund may invest a significant portion of its assets in unrated municipal securities. The market for these municipal securities may be less liquid than the market for rated municipal securities of comparable quality. Less public information is typically available about unrated municipal securities or issuers than rated municipal securities or issuers.
Restricted and Illiquid Investments Risk—Illiquid investments are investments that are not readily marketable. These investments may include restricted investments, including Rule 144A securities, which cannot be resold to the public without an effective registration statement under the Securities Act of 1933, as amended (the “1933 Act”), or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. The Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell such investments if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting the Fund’s NAV and ability to make dividend distributions. The financial markets in general have in recent years experienced periods of extreme secondary market supply and demand imbalance, resulting in a loss of liquidity during which market prices were suddenly and substantially below traditional measures of intrinsic value. During such periods, some investments could be sold only at arbitrary prices and with substantial losses. Periods of such market dislocation may occur again at any time.
Defaulted and Distressed Securities Risk—The Fund may invest in any securities of an issuer that is in default or that is in bankruptcy or insolvency proceedings at the time of purchase. In addition, the Fund may hold investments that at the time of purchase are not in default or involved in bankruptcy or insolvency proceedings, but may later become so. Moreover, the Fund may invest to a limited extent in securities rated Caa/CCC or lower, or unrated but judged by Nuveen Asset Management to be of comparable quality. Some or many of these low‑rated securities, although not in default, may be “distressed,” meaning that the issuer is experiencing financial difficulties or distress at the time of acquisition. Such securities would present a substantial risk of future default which may cause the Fund to incur losses, including additional expenses, to the extent it is required to seek recovery upon a default in the payment of principal or interest on those securities. In any reorganization or liquidation proceeding relating to a portfolio security, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Defaulted or distressed securities may be subject to restrictions on resale.
Derivatives Risk—The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. If the Fund enters into a derivative transaction, it could lose more than the principal amount invested. The risks associated with derivatives transactions include (i) the imperfect correlation between the value of such instruments and the underlying assets, (ii) the possible default of the counterparty to the transaction, (iii) illiquidity of the derivative instruments, and (iv) high volatility losses caused by unanticipated market movements, which are potentially unlimited. Although both over-the-counter (”OTC”) and exchange-traded derivatives markets may experience a lack of liquidity, OTC non-standardized derivative transactions are generally less liquid than exchange-traded instruments. The illiquidity of the derivatives markets may be due to various factors, including congestion, disorderly markets, limitations on deliverable supplies, the participation of speculators, government regulation and intervention, and technical and operational or system failures. In addition, daily limits on price fluctuations and speculative position limits on exchanges on which the Fund may conduct its transactions in derivative instruments may prevent prompt liquidation of positions, subjecting the Fund to the potential of greater losses.
Whether the Fund’s use of derivatives is successful will depend on, among other things, Nuveen Fund Advisors and Nuveen Asset Management correctly forecasting market circumstances, liquidity, market values, interest rates and other applicable factors. If Nuveen Fund Advisors and Nuveen Asset Management incorrectly forecast these and other factors, the investment performance of the Fund will be unfavorably affected. In addition, there can be no assurance that the derivatives investing techniques, as they may be developed and implemented by the Fund, will be successful in mitigating risk or achieving the Fund’s investment objectives. The use of derivatives to enhance returns may be particularly speculative.
The use of certain derivatives involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested. It is possible that regulatory or other developments in the derivatives market, including changes in government regulation, could adversely impact the Fund’s ability to invest in certain derivatives or successfully use derivative instruments.
Risk of Swaps and Swap Options—The Fund may enter into debt-related derivatives instruments including credit default swap contracts and interest rate swaps. Like most derivative instruments, the use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. In addition, the use of swaps requires an understanding by Nuveen Asset Management not only of the referenced asset, rate or index, but also of the swap itself. If Nuveen Fund Advisors and/or Nuveen Asset Management is incorrect in its forecasts of default risks, market spreads or other applicable factors or events, the investment performance of the Fund would diminish compared with what it would have been if these techniques were not used. As the protection seller in a credit default swap, the Fund effectively adds leverage to its portfolio because, in addition to being subject to investment exposure on its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.
The Fund generally may only close out a swap, cap, floor, collar or other two‑party contract with its particular counterparty, and generally may only transfer a position with the consent of that counterparty. Because they are two‑party contracts and because they may have terms of greater than seven days, swap agreements may be considered illiquid. In addition, the price at which the Fund may close out such a two‑party contract may not correlate with the price change in the underlying reference asset. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the counterparty will be able to meet its contractual obligations or that the Fund will succeed in enforcing its rights.
The Fund may write (sell) and purchase put and call swap options. When the Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. When the Fund writes a swap option, upon exercise of the option the Fund would become obligated according to the terms of the underlying agreement.
It is possible that developments in the derivatives market, including changes in government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
Risk of Financial Futures and Options Transactions—The Fund may use certain transactions for hedging the portfolio’s exposure to credit risk and the risk of increases in interest rates, which could result in poorer overall performance for the Fund. The Fund’s use of certain transactions to reduce risk involves costs and will be subject to Nuveen Asset Management’s ability to predict correctly changes in the relationships of such hedge instruments to the Fund’s portfolio holdings or other factors. No assurance can be given that Nuveen Asset Management’s judgment in this respect will be correct. In addition, no assurance can be given that the Fund will enter into hedging or other transactions at times or under circumstances in which it may be advisable to do so.
There are certain risks associated with the use of financial futures and options to hedge investment portfolios. There may be an imperfect correlation between price movements of the futures and options and price movements of the portfolio securities being hedged. Losses may be incurred in hedging transactions, which could reduce the portfolio gains that might have been realized if the hedging transactions had not been entered into. If the Fund engages in futures transactions or in the writing of options on futures, it will be required to maintain initial margin and maintenance margin and may be required to make daily variation margin payments in accordance with applicable rules of the exchanges and the Commodity Futures Trading Commission (“CFTC”). If the Fund purchases a financial futures contract or a call option or writes a put option in order to hedge the anticipated purchase of municipal securities, and if the Fund fails to complete the anticipated purchase transaction, the Fund may have a loss or a gain on the futures or options transaction that will not be offset by price movements in the municipal securities that were the subject of the anticipatory hedge. The cost of put options on municipal securities or indexes effectively increases the cost of the securities subject to them, thereby reducing the yield otherwise available from these securities. If the Fund decides to use futures contracts or options on futures contracts for hedging purposes, the Fund will be required to establish an account for such purposes with one or more CFTC-registered futures commission merchants. A futures commission merchant could establish initial and maintenance margin requirements for the Fund that are greater than those which would otherwise apply to the Fund under applicable rules of the exchanges and the CFTC. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a derivatives or futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.
Puerto Rico Municipal Securities Market Risk—To the extent that the Fund invests a significant portion of its assets in the securities issued by the Commonwealth of Puerto Rico or its political subdivisions, agencies, instrumentalities, or public corporations (collectively referred to in this prospectus as “Puerto Rico” or the “Commonwealth”), it will be disproportionally affected by political, social and economic conditions and developments in the Commonwealth. In addition, economic, political or regulatory changes in that territory could adversely affect the value of the Fund’s investment portfolio.
Puerto Rico currently is experiencing significant fiscal and economic challenges, including substantial debt service obligations, high levels of unemployment, underfunded public retirement systems, and persistent government budget deficits. These challenges may negatively affect the value of the Fund’s investments in Puerto Rican municipal securities. Several major ratings agencies have downgraded the general obligation debt of Puerto Rico to below investment grade and continue to maintain a negative outlook for this debt, which increases the likelihood that the rating will be lowered further. Puerto Rico recently defaulted on its debt by failing to make full payment due on its outstanding bonds, and there can be no assurance that Puerto Rico will be able to satisfy its future debt obligations. Further downgrades or defaults may place additional strain on the Puerto Rico economy and may negatively affect the value, liquidity, and volatility of the Fund’s investments in Puerto Rican municipal securities. Additionally, numerous issuers have entered Title III of the Puerto Rico Oversite, Management and Economic Stability Act (“PROMESA”), which is similar to bankruptcy protection, through which the Commonwealth of Puerto Rico can restructure its debt. However, Puerto Rico’s case is the first ever heard under PROMESA and there is no existing case precedent to guide the proceedings. Accordingly, Puerto Rico’s debt restructuring process could take significantly longer than traditional municipal bankruptcy proceedings. Further, it is not clear whether a debt restructuring process will ultimately be approved or, if so, the extent to which it will apply to Puerto Rico municipal securities sold by an issuer other than the territory. A debt restructuring could reduce the principal amount due, the interest rate, the maturity, and other terms of Puerto Rico municipal securities, which could adversely affect the value of Puerto Rican municipal securities. Legislation that would allow Puerto Rico to restructure its municipal debt obligations, thus increasing the risk that Puerto Rico may never pay off municipal indebtedness, or may pay only a small fraction of the amount owed, could also impact the value of the Fund’s investments in Puerto Rican municipal securities.
These challenges and uncertainties have been exacerbated by multiple hurricanes and the resulting natural disasters that have struck Puerto Rico since 2017. The full extent of the natural disasters’ impact on Puerto Rico’s economy and foreign investment in Puerto Rico is difficult to estimate.
Special Risks Related to Certain Municipal Obligations—Municipal leases and certificates of participation involve special risks not normally associated with general obligations or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of “non-appropriation” clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event that the governmental issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and may result in a delay in recovering or the failure to fully recover the Fund’s original investment. In the event of non-appropriation, the issuer would be in default and taking ownership of the assets may be a remedy available to the Fund, although the Fund does not anticipate that such a remedy would normally be pursued.
Certificates of participation involve the same risks as the underlying municipal leases. In addition, the Fund may be dependent upon the municipal authority issuing the certificates of participation to exercise remedies with respect to the underlying securities. Certificates of participation also entail a risk of default or bankruptcy, both of the issuer of the municipal lease and also the municipal agency issuing the certificate of participation.
Unrated Investments Risk—The Fund may purchase investments that are not rated by any rating organization. Unrated investments determined by Nuveen Asset Management to be of comparable quality to rated investments which the Fund may purchase may pay a higher dividend or interest rate than such rated investments and be subject to a greater risk of illiquidity or price changes. Less public information is typically available about unrated investments or issuers than rated investments or issuers.
Some unrated investments may not have an active trading market or may be difficult to value, which means the Fund might have difficulty selling them promptly at an acceptable price. To the extent that the Fund invests in unrated investments, the Fund’s ability to achieve its investment objective will be more dependent on the Nuveen Asset Management’s credit analysis than would be the case when the Fund invests in rated securities.
Valuation Risk—The municipal bonds in which the Fund may invest typically are valued by a pricing service utilizing a range of market-based inputs and assumptions, including readily available market quotations obtained from broker-dealers making markets in such instruments, cash flows and transactions for comparable instruments. There is no assurance that the Fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the Fund. Pricing services generally price municipal bonds assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, often at lower prices than institutional round lot trades. Different pricing services may incorporate different assumptions and inputs into their valuation methodologies, potentially resulting in different values for the same securities. As a result, if the Fund were to change pricing services, or if the Fund’s pricing service were to change its valuation methodology, there could be a material impact, either positive or negative, on the Fund’s NAV.
Zero Coupon Bonds Risk—Because interest on zero coupon bonds is not paid on a current basis, the values of zero coupon bonds will be more volatile in response to interest rate changes than the values of bonds that distribute income regularly. Although zero coupon bonds generate income for accounting purposes, they do not produce cash flow, and thus the Fund could be forced to liquidate securities at an inopportune time in order to generate cash to distribute to shareholders as required by tax laws.
Hedging Risk—The Fund’s use of derivatives or other transactions to reduce risk involves costs and will be subject to Nuveen Asset Management’s ability to predict correctly changes in the relationships of such hedge instruments to the Fund’s portfolio holdings or other factors. No assurance can be given that Nuveen Asset Management’s judgment in this respect will be correct, and no assurance can be given that the Fund will enter into hedging or other transactions at times or under circumstances in which it may be advisable to do so. Hedging activities may reduce the Fund’s opportunities for gain by offsetting the positive effects of favorable price movements and may result in net losses.
Tax Risk—The value of the Fund’s investments and its NAV may be adversely affected by changes in tax rates, rules and policies. Because interest income from municipal securities is normally not subject to U.S. regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax exempt status of interest income from municipal securities. Additionally, the Fund is not a suitable investment for individual retirement accounts, for other tax exempt or tax‑deferred accounts or for investors who are not sensitive to the federal income tax consequences of their investments. The Fund’s investment in AMT Bonds may trigger adverse tax consequences for Fund shareholders who are subject to the federal alternative minimum tax. If you are, or as a result of investment in the Fund would become, subject to the federal alternative minimum tax, the Fund may not be a suitable investment for you. In addition, distributions of taxable ordinary income (including any net short-term capital gain) will be taxable to shareholders as ordinary income (and not eligible for favorable taxation as “qualified dividend income”), and capital gain dividends will be taxable as long-term capital gains. Interest income on municipal securities also may be subject to state and local income taxes. See “Tax Matters.”
Alternative Minimum Tax Risk—The Fund may invest in AMT Bonds. Therefore, a portion of the Fund’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax.
Reverse Repurchase Agreement Risk—Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price and date, thereby establishing an effective interest rate. The Fund’s use of reverse repurchase agreements, in economic essence, constitute a securitized borrowing by the Fund from the security purchaser. The Fund may enter into reverse repurchase agreements for the purpose of creating a leveraged investment exposure and, as such, their usage involves essentially the same risks associated with a leveraging strategy generally since the proceeds from these agreements may be invested in additional portfolio securities. Reverse repurchase agreements tend to be short-term in tenor, and there can be no assurances that the purchaser (lender) will commit to extend or “roll” a given agreement upon its agreed-upon repurchase date or an alternative purchaser can be identified on similar terms.
Reverse repurchase agreements also involve the risk that the purchaser fails to return the securities as agreed upon, files for bankruptcy or becomes insolvent. The Fund may be restricted from taking normal portfolio actions during such time, could be subject to loss to the extent that the proceeds of the agreement are less than the value of securities subject to the agreement and may experience adverse tax consequences.
Taxability Risk—The Fund will invest in municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for federal income tax purposes, and Nuveen Asset Management will not independently verify that opinion. Subsequent to the Fund’s acquisition of such a municipal security, however, the security may be determined to pay, or to have paid, taxable income. As a result, the treatment of dividends previously paid or to be paid by the Fund as “exempt-interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities.
Certain other investments made by the Fund, including derivatives transactions, may result in the receipt of taxable income or gains by the Fund. Distributions of taxable ordinary income (including any net short-term capital gain) will be taxable to shareholders as ordinary income (and not eligible for favorable taxation as “qualified dividend income”), and capital gain dividends will be taxable as long-term capital gains. See “Tax Matters.”
Inflation Risk—Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions can decline. Currently, inflation rates are elevated relative to normal market conditions and could increase.
Insurance Risk—The Fund may purchase municipal securities that are secured by insurance, bank credit agreements or escrow accounts. The credit quality of the companies that provide such credit enhancements will affect the value of those securities. Certain significant providers of insurance for municipal securities have incurred significant losses as a result of exposure to sub-prime mortgages and other lower credit quality investments. As a result, such losses have reduced the insurers’ capital and called into question their continued ability to perform their obligations under such insurance if they are called upon to do so in the future. While an insured municipal security will typically be deemed to have the rating of its insurer, if the insurer of a municipal security suffers a downgrade in its credit rating or the market discounts the value of the insurance provided by the insurer, the value of the municipal security would more closely, if not entirely, reflect such rating. In such a case, the value of insurance associated with a municipal security may not add any value. The insurance feature of a municipal security does not guarantee the full payment of principal and interest through the life of an insured obligation, the market value of the insured obligation or the NAV of the Common Shares represented by such insured obligation.
Debt Securities Risk—Issuers of debt instruments in which the Fund may invest may default on their obligations to pay principal or interest when due. This non‑payment would result in a reduction of income to the Fund, a reduction in the value of a debt instrument experiencing non‑payment and, potentially, a decrease in the NAV of the Fund. There can be no assurance that liquidation of collateral would satisfy the issuer’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of bankruptcy of an issuer, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a security. To the extent that the credit rating assigned to a security in the Fund’s portfolio is downgraded, the market price and liquidity of such security may be adversely affected.
Tender Option Bond Regulatory Risk—The federal banking regulators, the SEC and the CFTC in recent years have adopted rules and regulations that have impacted or may impact TOB trusts and securities issued by such trusts, including most notably the so-called “Volcker Rule”, added to the Bank Holding Company Act of 1956 with the adoption of the Dodd-Frank Act. The Volcker Rule places certain restrictions on the ability of any “banking entity” to sponsor, acquire interests in and engage in certain activities with a TOB trust. As a result, certain activities to support the remarketing of floating rate certificates undertaken by banking entities, in their role as remarketing agents or liquidity providers to TOB trusts, before the compliance date for the Volcker Rule, are no longer permitted under the standard TOB trust structure. To be compliant with the Volcker Rule, the standard TOB trust structure has been modified since the Rule’s adoption (i) to shift certain rights and responsibilities from the remarketing agent and liquidity provider to the owners of the inverse floating rate securities such as the Fund itself, and (ii) to change the way in which liquidity is provided to support remarketing of the floating rate securities. Holders of the inverse floating rate securities, including the Fund, may delegate many of these responsibilities to a third party administrator, which would generate additional costs relative to the standard TOB trust structure. The total impact of these modifications remains to be fully seen, but the operational and structural changes associated with these modifications may make early unwinds of TOB trusts in adverse market scenarios more likely, may make the use of TOB trusts more expensive and, overall, may make it more difficult to use TOB trusts to effectively leverage municipal investments to the extent that the Fund may desire. In addition, these modifications have raised or may raise other regulatory issues that may require further refinement to the structure, may impede the future use of TOB trusts as a means of financing leverage, or may increase future costs of TOB-based leverage.
Tobacco Settlement Bond Risk—The Fund may invest in tobacco settlement bonds. Tobacco settlement bonds are municipal securities that are backed solely by expected revenues to be derived from lawsuits involving tobacco related deaths and illnesses which were settled between certain states and American tobacco companies. Tobacco settlement bonds are secured by an issuing state’s proportionate share in the Master Settlement Agreement, an agreement between 46 states and nearly all of the U.S. tobacco manufacturers (the “MSA”). Under the terms of the MSA, the actual amount of future settlement payments by tobacco manufacturers is dependent on many factors, including, among other things, reduced cigarette consumption. Payments made by tobacco manufacturers could be negatively impacted if the decrease in tobacco consumption is significantly greater than the forecasted decline.
Fund Level Risks
Investment and Market Risk—An investment in Common Shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in Common Shares represents an indirect investment in the securities owned by the Fund. Your Common Shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.
Repurchase Offers Risk—As described under “Periodic Repurchase Offers”, the Fund is an “interval fund” and, in order to provide liquidity to Common Shareholders, the Fund, subject to applicable law, intends to conduct quarterly repurchase offers of the Fund’s outstanding Common Shares at NAV, subject to approval of the Board of Trustees. In each quarter, such repurchase offers will be for at least 5% of its outstanding Common Shares at NAV, pursuant to Rule 23c‑3 under the 1940 Act.
The Fund currently expects to conduct quarterly repurchase offers for 7.5% of its outstanding Common Shares under ordinary circumstances. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Common Shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objectives. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. The Fund believes that payments received in connection with the Fund’s investments will generate sufficient cash to meet the maximum potential amount of the Fund’s repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If, as expected, the Fund employs leverage, repurchases of Common Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Common Shareholders who do not tender their Common Shares by increasing the Fund’s expenses and reducing any net investment income. If a repurchase offer is oversubscribed, the Board of Trustees may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding Common Shares as of the date of the Repurchase Request Deadline. In the event that the Board of Trustees determines not to repurchase more than the repurchase offer amount, or if Common Shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding Common Shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Common Shares tendered on a pro rata basis, and Common Shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, Common Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some Common Shareholders, in anticipation of proration, may tender more Common Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A Common Shareholder may be subject to market and other risks, and the NAV of Common Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Common Shares is determined. In addition, the repurchase of Common Shares by the Fund may be a taxable event to Common Shareholders.
While the Fund anticipates having enough cash on hand to fund share repurchases, it may need to sell securities in order to generate enough cash to fund share repurchases. This may cause the Fund to have a higher portfolio turnover rate than is generally anticipated. A higher portfolio turnover rate may result in higher taxes to Fund investors. This is because the sale of securities may accelerate the recognition of capital gains by the Fund (if the Fund’s basis in securities sold is less than the proceeds from the sale of the security) which may be distributed to investors, and it is more likely that such gains will be taxable as short-term capital gains rather than long-term capital gains that are taxable at lower rates.
If shares tendered by an investor are repurchased by the Fund, it will be a taxable transaction to the investor either in the form of a “sale or exchange” which would be taxable to an investor at capital gain tax rates, assuming such shares are held as a capital asset, or, under certain circumstances, a “dividend” which would be taxable to an investor at ordinary income tax rates. See “Tax Matters—Sale, Exchange of Liquidation of Fund Shares” in the SAI for additional information.
Leverage Risk—The Fund’s use of leverage creates special risks for Common Shareholders, including potential interest rate risks and the likelihood of greater volatility of NAV and Common Share distributions. For example, dividends payable with respect to any Preferred Shares outstanding will generally be based on shorter-term interest rates that would be periodically reset. If shorter-term interest rates rise relative to the rate of return on the Fund’s portfolio, the interest and other costs to the Fund of leverage (including the dividend rate on any outstanding Preferred Shares), could exceed the rate of return on the investments held by the Fund, thereby reducing return to Common Shareholders. The use of leverage in a declining market will likely cause a greater decline in Common Share NAV than if the Fund were not to have used leverage. The Fund will pay (and only the Common Shareholders will bear) any costs and expenses relating to the Fund’s use of leverage, which will result in a reduction in the NAV of the Common Shares. Therefore, there can be no assurance that the Fund’s use of leverage will result in a higher yield on the Common Shares, and it may result in losses. Nuveen Fund Advisors may, based on its assessment of market conditions and the composition of the Fund’s holdings, increase or decrease the amount of leverage. Such changes may impact the Fund’s distributions. There is no assurance that the Fund’s use of leverage will be successful. See “Leverage.”
The Fund is required to satisfy certain asset coverage requirements in connection with its use of Preferred Shares, including those imposed by regulatory and/or contractual requirements. Accordingly, any decline in the value of the Fund’s investments could result in the risk that the Fund will fail to meet its asset coverage requirements for any such Preferred Shares. In order to prevent the Fund from failing to satisfy such requirements, the Fund might need to dispose of investments at inopportune times, which may result in losses to the Fund or additional taxable distributions to Common Shareholders in the event such distributions result in gains to the Fund.
The Fund pays a management fee to Nuveen Fund Advisors for investment advisory services, which in turn pays a portion of its fee to Nuveen Asset Management for investment sub‑advisory services, based on a percentage of the Fund’s Managed Assets. Nuveen Fund Advisors and Nuveen Asset Management will base the decision regarding whether and how much leverage to use for the Fund based on their assessment of whether such use of leverage is in the best interests of the Fund. However, the fact that a decision to employ or increase the Fund’s leverage will have the effect, all other things being equal, of increasing Managed Assets and therefore Nuveen Fund Advisors’ and Nuveen Asset Management’s fees means that they may have a conflict of interest in determining whether to use or increase leverage. Nuveen Fund Advisors and Nuveen Asset Management will seek to manage that potential conflict by leveraging the Fund (or increasing such leverage) only when they determine that such action is in the best interests of the Fund, and by periodically reviewing the Fund’s performance and use of leverage with the Board of Trustees.
Borrowing Risk—In addition to borrowing for leverage (see “Leverage”), the Fund may borrow for temporary or emergency purposes, to pay dividends, repurchase its shares, or clear portfolio transactions. Borrowing may exaggerate changes in the NAV of the Fund’s shares and may affect the Fund’s net income. When the Fund borrows money, it must pay interest and other fees, which will reduce the Fund’s returns if such costs exceed the returns on the portfolio securities purchased or retained with such borrowings. Any such borrowings are intended to be temporary. However, under certain market circumstances, such borrowings might be outstanding for longer periods of time.
Non‑Diversified Status Risk—Because the Fund is classified as “non-diversified” under the 1940 Act, it can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. As a result, the Fund will be more susceptible than a diversified fund to fluctuations in the prices of securities of a single issuer.
Large Shareholder Risk—To the extent a large proportion of the Common Shares are held by a small number of Common Shareholders (or a single shareholder), including affiliates of Nuveen Fund Advisors, the Fund is subject to the risk that these shareholders will purchase Common Shares in large amounts rapidly or unexpectedly. These transactions could adversely affect the ability of the Fund to conduct its investment program. Furthermore, it is possible that in response to a repurchase offer, the total amount of Common Shares tendered by a small number of Common Shareholders (or a single shareholder) may exceed the number of Common Shares that the Fund has offered to repurchase. If a repurchase offer is oversubscribed by Common Shareholders, the Fund will repurchase only a pro rata portion of shares tendered by each shareholder. See “Fund Level Risks—Repurchase Offers Risk” above.
Fund Tax Risk—The Fund has elected to be treated and intends to qualify each year as a Regulated Investment Company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund is not expected to be subject to U.S. federal income tax to the extent that it distributes its investment company taxable income and net capital gains. To qualify for the special tax treatment available to a RIC, the Fund must comply with certain investment, distribution, and diversification requirements. Under certain circumstances, the Fund may be forced to sell certain assets when it is not advantageous in order to meet these requirements, which may reduce the Fund’s overall return. If the Fund fails to meet any of these requirements, subject to the opportunity to cure such failures under applicable provisions of the Code, the Fund’s income would be subject to a double level of U.S. federal income tax. The Fund’s income, including its net capital gain, would first be subject to U.S. federal income tax at regular corporate rates, even if such income were distributed to shareholders and, second, all distributions by the Fund from earnings and profits, including distributions of net capital gain (if any), would be taxable to shareholders as dividends.

Effects of Leverage [Table Text Block]

Estimated Leverage as a Percentage of Managed Assets (Including Assets Attributable to Leverage)	26.21%
Estimated Annual Effective Leverage Expense Rate Payable by Fund on Leverage	3.14%
Annual Return Fund Portfolio Must Experience (net of expenses) to Cover Estimated Annual Effective Interest Expense Rate on Leverage	0.82%
Common Share Total Return for (10.00)% Assumed Portfolio Total Return	-14.67%
Common Share Total Return for (5.00)% Assumed Portfolio Total Return	-7.89%
Common Share Total Return for 0.00% Assumed Portfolio Total Return	-1.12%
Common Share Total Return for 5.00% Assumed Portfolio Total Return	5.66%
Common Share Total Return for 10.00% Assumed Portfolio Total Return	12.44%

Return at Minus Ten [Percent]	(14.67%)
Return at Minus Five [Percent]	(7.89%)
Return at Zero [Percent]	(1.12%)
Return at Plus Five [Percent]	5.66%
Return at Plus Ten [Percent]	12.44%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]
The following provides information about the Fund’s outstanding Common Shares as of June 30, 2023:

Title of Class	Authorized Amount	Amount Held by the Fund or for its Account	Amount Outstanding
Class I Common Shares	Unlimited	0	15,466,940
Class A1 Common Shares	Unlimited	0	7,510,725
Class A2 Common Shares	Unlimited	0	4,851,877

Municipal Securities Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Municipal Securities Market Risk—Investing in the municipal securities market involves certain risks. The municipal market is one in which dealer firms make markets in bonds on a principal basis using their proprietary capital, and during the market turmoil in 2008-2009 these firms’ capital was severely constrained. As a result, some firms were unwilling to commit their capital to purchase and to serve as a dealer for municipal bonds. The amount of public information available about the municipal securities in the Fund’s portfolio is generally less than that for corporate equities or bonds, and the investment performance of the Fund may therefore be more dependent on the analytical abilities of Nuveen Asset Management than if the Fund were a stock fund or taxable bond fund. In addition, the market for below investment grade municipal securities has experienced in the past, and may experience in the future, periods of significant volatility, which could negatively impact the value of the municipal securities in the Fund’s portfolio.
The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments. In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipalities to levy taxes. Further, some state and local governments have been and in the future may be subject to direct ballot referenda that could limit their financial flexibility, or their ability to levy taxes or raise revenues, which may adversely affect the marketability of notes and bonds issued by those state and local governments. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays in collecting principal and interest and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Fund may take possession of and manage the assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt.

Issuer Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Issuer Credit Risk—Issuers of securities in which the Fund may invest may default, or may be in default at the time of purchase, on their obligations to pay dividends, principal or interest when due. This non‑payment would result in a reduction of income to the Fund, a reduction in the value of a security experiencing non‑payment and, potentially, a decrease in the NAV of the Fund. With respect to the Fund’s investments in securities that are secured, there can be no assurance that liquidation of collateral would satisfy the issuer’s obligation in the event of non‑payment of a scheduled dividend, interest or principal payment or that such collateral could be readily liquidated. In the event of the bankruptcy of an issuer, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a security. To the extent that the credit rating assigned to a security in the Fund’s portfolio is downgraded, the market price and liquidity of such security may be adversely affected.

Credit Spread Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Spread Risk—Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market believes that municipal securities generally have a greater risk of default. Increasing credit spreads may reduce the market values of the Fund’s securities. Credit spreads often increase more for lower rated and unrated securities than for investment grade securities. In addition, when credit spreads increase, reductions in market value will generally be greater for longer-maturity securities.

Below Investment Grade Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Below Investment Grade Risk—Debt instruments of below investment grade quality are regarded as having predominately speculative characteristics with respect to the issuer’s capacity to pay interest, dividends and repay principal, and are commonly referred to as junk bonds or high yield debt, which implies higher price volatility and default risk than investment grade instruments of comparable terms and duration. Issuers of lower grade instruments may be highly leveraged and may not have available to them more traditional methods of financing. The prices of these lower grade instruments are typically more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn, than are the prices of higher grade instruments.
If a below investment grade security goes into default, or its issuer enters bankruptcy, it might be difficult to sell that security in a timely manner at a reasonable price.
The secondary market for lower grade instruments may not be as liquid as the secondary market for more highly rated instruments, a factor which may have an adverse effect on the Fund’s ability to dispose of a particular instrument. There are fewer dealers in the market for lower grade securities than for investment grade obligations. The prices quoted by different dealers for lower grade instruments may vary significantly and the spread between the bid and ask price for such instruments is generally much larger than for higher quality instruments. Under adverse market or economic conditions, the secondary market for lower grade securities could contract further, independent of any specific adverse changes in the condition of a particular issuer, and these instruments may become illiquid. As a result, the Fund could find it more difficult to sell these instruments or may be able to sell the instruments only at prices lower than if such instruments were widely traded. Prices realized upon the sale of such lower rated or unrated instruments, under these circumstances, may be less than the prices used in calculating the Fund’s NAV.
For these reasons, an investment in the Fund, compared with a portfolio consisting solely of investment grade securities, may experience the following:
•	increased price sensitivity resulting from a deteriorating economic environment and changing interest rates;
•	greater risk of loss due to default or declining credit quality;
•	adverse issuer specific events that are more likely to render the issuer unable to make interest and/or principal payments; and
•
the possibility that a negative perception of the below investment grade market develops, resulting in the price and liquidity of below investment grade securities becoming depressed, and this negative perception could last for a significant period of time.

In the event that the Fund disposes of a portfolio security subsequent to its being downgraded, the Fund may experience a greater loss than if such security had been sold prior to such downgrade.

Special Situations Municipal Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Special Situations Municipal Securities Risk—The availability of special situations municipal securities that present attractive investment opportunities has historically been sporadic and may in the future be rare or at times non-existent. As such, the portion of the Fund’s assets invested in special situations municipal securities may fluctuate significantly over time according to the availability of attractive special situations municipal securities opportunities. At times when the portion of the Fund’s assets invested in special situations municipal securities is low, due to lack of availability of special situations municipal securities or otherwise, that low level exposure to such securities may impede the Fund’s ability to fully pursue its investment objectives.
Special situations municipal securities present both unusual opportunities and challenges. The ability of the Fund to capitalize on its investments in special situations municipal securities will be dependent on several factors including, but not limited to, Nuveen Asset Management’s ability (1) to select special situations municipal securities to invest in that have good prospects for improving their creditworthiness over time, or otherwise experiencing price improvement; (2) to manage the various special situations municipal securities’ credits through the recovery process, including work-outs, buyouts and bankruptcies; (3) to buy attractively-priced special situations municipal securities that have the potential to appreciate significantly in value or minimize losses, depending on market conditions; and (4) to liquidate its investments in special situations municipal securities, either by selling such securities to other investors at attractive prices, or by receiving cash, securities or other assets of value after and as a result of a work-out or the issuer’s emergence from bankruptcy.
Nuveen Asset Management’s ability to succeed in these efforts will require skills and techniques that are different from or in addition to the skills and techniques used by a typical municipal investment manager. There is no assurance that Nuveen Asset Management will succeed in its efforts, or that market circumstances will end up being favorable to deriving outsized returns from investments in special situations municipal securities.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk—Interest rate risk is the risk that municipal securities in the Fund’s portfolio will decline in value because of changes in market interest rates. Generally, when market interest rates rise, the market value of such securities will fall, and vice versa. As interest rates decline, issuers of municipal securities may prepay principal earlier than scheduled, forcing the Fund to reinvest in lower-yielding municipal securities and potentially reducing the Fund’s income. As interest rates increase, slower than expected principal payments may extend the average life of municipal securities, potentially locking in a below-market interest rate and reducing the Fund’s value. In typical market interest rate environments, the prices of longer-term municipal securities generally fluctuate more than prices of shorter-term municipal securities as interest rates change.

Duration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Duration Risk—Duration is the sensitivity, expressed in years, of the price of a fixed-income security to changes in the general level of interest rates (or yields). Securities with longer durations tend to be more sensitive to interest rate (or yield) changes, which typically corresponds to increased volatility and risk, than securities with shorter durations. For example, if a security or portfolio has a duration of three years and interest rates increase by 1%, then the security or portfolio would decline in value by approximately 3%. Duration differs from maturity in that it considers potential changes to interest rates, and a security’s coupon payments, yield, price and par value and call features, in addition to the amount of time until the security matures. The duration of a security will be expected to change over time with changes in market factors and time to maturity.

Call Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Call Risk—The Fund may invest in municipal securities that are subject to call risk. Such municipal securities may be redeemed at the option of the issuer, or “called,” before their stated maturity or redemption date. In general, an issuer will call its instruments if they can be refinanced by issuing new instruments that bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates, an issuer will call its high yielding municipal securities. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Reinvestment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reinvestment Risk—Reinvestment risk is the risk that income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could affect the Common Shares’ NAV and/or a Common Shareholder’s overall returns. As the average maturity of the Fund’s portfolio shortens, the Fund will reinvest in shorter maturity securities at market interest rates that may be lower than at the Fund’s inception.

Inverse Floating Rate Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inverse Floating Rate Securities Risk—The Fund may invest in inverse floating rate securities. Typically, inverse floating rate securities represent beneficial interests in a special purpose trust (sometimes called a “tender option bond trust”) formed for the purpose of holding municipal bonds. See “Portfolio Composition and Other Information—Municipal Securities—Inverse Floating Rate Securities.” In general, income on inverse floating rate securities will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Investments in inverse floating rate securities may subject the Fund to the risks of reduced or eliminated interest payments and losses of principal.
The Fund may invest in inverse floating rate securities issued by special purpose trusts that have recourse to the Fund (i.e., the Fund typically bears the risk of loss with respect to any liquidity shortfall). In Nuveen Fund Advisors’ and Nuveen Asset Management’s discretion, the Fund may enter into a separate shortfall and forbearance agreement with the third party granting liquidity to the floating rate security holders of the special purpose trust. Such an agreement would require the Fund to reimburse the third party granting liquidity to the floating rate security holders of the special purpose trust, upon termination of the trust issuing the inverse floater, the difference between the liquidation value of the bonds held in the trust and the principal amount due to the holders of floating rate interests. In such instances, the Fund may be at risk of loss that exceeds its investment in the inverse floating rate securities. The Fund may enter into such recourse agreements (i) when the liquidity provider to the special purpose trust requires such an agreement because the level of leverage in the trust exceeds the level that the liquidity provider is willing to support absent such an agreement; and/or (ii) to seek to prevent the liquidity provider from collapsing the trust in the event that the municipal obligation held in the trust has declined in value.
Inverse floating rate securities may increase or decrease in value at a greater rate than the underlying interest rate, which effectively leverages the Fund’s investment. As a result, the market value of such securities generally will be more volatile than that of fixed rate securities.
The Fund’s investments in inverse floating rate securities issued by special purpose trusts that have recourse to the Fund may be highly leveraged. The structure and degree to which the Fund’s inverse floating rate securities are highly leveraged will vary based upon a number of factors, including the size of the trust itself and the terms of the underlying municipal security. In the event of a significant decline in the value of an underlying security, the Fund may suffer losses in excess of the amount of its investment (up to an amount equal to the value of the municipal securities underlying the inverse floating rate securities) as a result of liquidating special purpose trusts or other collateral required to maintain the Fund’s anticipated leverage ratio.
The Fund’s investment in inverse floating rate securities has the economic effect of leverage. Any leverage achieved through the Fund’s investment in inverse floating rate securities will create an opportunity for increased Common Share net income and returns, but will also create the possibility that Common Share long-term returns will be diminished if the cost of leverage exceeds the return on the inverse floating rate securities purchased by the Fund. See “Risks—Fund Level Risks—Leverage Risk.”
The amount of fees paid to Nuveen Asset Management for investment advisory services will be higher if the Fund uses leverage because the fees will be calculated based on the Fund’s Managed Assets—this may create an incentive for
Nuveen Asset Management to leverage the Fund. “Managed Assets” means the total assets of the Fund, minus the sum of its accrued liabilities (other than liabilities incurred for the express purpose of creating leverage). Total assets for this purpose shall include assets attributable to the Fund’s use of leverage (whether or not those assets are reflected in the Fund’s financial statements for purposes of generally accepted accounting principles), and derivatives will be valued at their market value.
Inverse floating rate securities have varying degrees of liquidity based, among other things, upon the liquidity of the underlying securities deposited in a special purpose trust. The market price of inverse floating rate securities is more volatile than the underlying securities due to leverage. The leverage attributable to such inverse floating rate securities may be “called away” on relatively short notice and therefore may be less permanent than more traditional forms of leverage. In certain circumstances, the likelihood of an increase in the volatility of NAV and market price of the Common Shares may be greater for a fund (like the Fund) that relies primarily on inverse floating rate securities to achieve a desired leverage ratio. The Fund may be required to sell its inverse floating rate securities at less than favorable prices, or liquidate other Fund portfolio holdings in certain circumstances, including, but not limited to, the following:
•	If the Fund has a need for cash and the securities in a special purpose trust are not actively traded due to adverse market conditions;
•	If special purpose trust sponsors (as a collective group or individually) experience financial hardship and consequently seek to terminate their respective outstanding special purpose trusts; and
•	If the value of an underlying security declines significantly and if additional collateral has not been posted by the Fund.
There is no assurance that the Fund’s strategy of investing in inverse floating rate securities will be successful.

Municipal Securities Market Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Municipal Securities Market Liquidity Risk—Inventories of municipal securities held by brokers and dealers have decreased in recent years, lessening their ability to make a market in these securities. This reduction in market making capacity has the potential to decrease the Fund’s ability to buy or sell municipal securities at attractive prices, and increase municipal security price volatility and trading costs, particularly during periods of economic or market stress. The secondary market for municipal securities, particularly the below investment grade municipal securities in which the Fund may invest, also tends to be less well-developed or liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its municipal securities at attractive prices. In addition, recent federal banking regulations may cause certain dealers to reduce their inventories of municipal securities, which may further decrease the Fund’s ability to buy or sell municipal securities. As a result, the Fund may be forced to accept a lower price to sell a security, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance. If the Fund needed to sell large blocks of municipal securities to raise cash to meet its obligations, those sales could further reduce the municipal securities’ prices and hurt performance. The Fund may invest a significant portion of its assets in unrated municipal securities. The market for these municipal securities may be less liquid than the market for rated municipal securities of comparable quality. Less public information is typically available about unrated municipal securities or issuers than rated municipal securities or issuers.

Restricted and Illiquid Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Restricted and Illiquid Investments Risk—Illiquid investments are investments that are not readily marketable. These investments may include restricted investments, including Rule 144A securities, which cannot be resold to the public without an effective registration statement under the Securities Act of 1933, as amended (the “1933 Act”), or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. The Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell such investments if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting the Fund’s NAV and ability to make dividend distributions. The financial markets in general have in recent years experienced periods of extreme secondary market supply and demand imbalance, resulting in a loss of liquidity during which market prices were suddenly and substantially below traditional measures of intrinsic value. During such periods, some investments could be sold only at arbitrary prices and with substantial losses. Periods of such market dislocation may occur again at any time.

Defaulted and Distressed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Defaulted and Distressed Securities Risk—The Fund may invest in any securities of an issuer that is in default or that is in bankruptcy or insolvency proceedings at the time of purchase. In addition, the Fund may hold investments that at the time of purchase are not in default or involved in bankruptcy or insolvency proceedings, but may later become so. Moreover, the Fund may invest to a limited extent in securities rated Caa/CCC or lower, or unrated but judged by Nuveen Asset Management to be of comparable quality. Some or many of these low‑rated securities, although not in default, may be “distressed,” meaning that the issuer is experiencing financial difficulties or distress at the time of acquisition. Such securities would present a substantial risk of future default which may cause the Fund to incur losses, including additional expenses, to the extent it is required to seek recovery upon a default in the payment of principal or interest on those securities. In any reorganization or liquidation proceeding relating to a portfolio security, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Defaulted or distressed securities may be subject to restrictions on resale.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk—The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. If the Fund enters into a derivative transaction, it could lose more than the principal amount invested. The risks associated with derivatives transactions include (i) the imperfect correlation between the value of such instruments and the underlying assets, (ii) the possible default of the counterparty to the transaction, (iii) illiquidity of the derivative instruments, and (iv) high volatility losses caused by unanticipated market movements, which are potentially unlimited. Although both over-the-counter (”OTC”) and exchange-traded derivatives markets may experience a lack of liquidity, OTC non-standardized derivative transactions are generally less liquid than exchange-traded instruments. The illiquidity of the derivatives markets may be due to various factors, including congestion, disorderly markets, limitations on deliverable supplies, the participation of speculators, government regulation and intervention, and technical and operational or system failures. In addition, daily limits on price fluctuations and speculative position limits on exchanges on which the Fund may conduct its transactions in derivative instruments may prevent prompt liquidation of positions, subjecting the Fund to the potential of greater losses.
Whether the Fund’s use of derivatives is successful will depend on, among other things, Nuveen Fund Advisors and Nuveen Asset Management correctly forecasting market circumstances, liquidity, market values, interest rates and other applicable factors. If Nuveen Fund Advisors and Nuveen Asset Management incorrectly forecast these and other factors, the investment performance of the Fund will be unfavorably affected. In addition, there can be no assurance that the derivatives investing techniques, as they may be developed and implemented by the Fund, will be successful in mitigating risk or achieving the Fund’s investment objectives. The use of derivatives to enhance returns may be particularly speculative.
The use of certain derivatives involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested. It is possible that regulatory or other developments in the derivatives market, including changes in government regulation, could adversely impact the Fund’s ability to invest in certain derivatives or successfully use derivative instruments.

Risk of Swaps and Swap Options [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk of Swaps and Swap Options—The Fund may enter into debt-related derivatives instruments including credit default swap contracts and interest rate swaps. Like most derivative instruments, the use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. In addition, the use of swaps requires an understanding by Nuveen Asset Management not only of the referenced asset, rate or index, but also of the swap itself. If Nuveen Fund Advisors and/or Nuveen Asset Management is incorrect in its forecasts of default risks, market spreads or other applicable factors or events, the investment performance of the Fund would diminish compared with what it would have been if these techniques were not used. As the protection seller in a credit default swap, the Fund effectively adds leverage to its portfolio because, in addition to being subject to investment exposure on its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.
The Fund generally may only close out a swap, cap, floor, collar or other two‑party contract with its particular counterparty, and generally may only transfer a position with the consent of that counterparty. Because they are two‑party contracts and because they may have terms of greater than seven days, swap agreements may be considered illiquid. In addition, the price at which the Fund may close out such a two‑party contract may not correlate with the price change in the underlying reference asset. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the counterparty will be able to meet its contractual obligations or that the Fund will succeed in enforcing its rights.
The Fund may write (sell) and purchase put and call swap options. When the Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. When the Fund writes a swap option, upon exercise of the option the Fund would become obligated according to the terms of the underlying agreement.
It is possible that developments in the derivatives market, including changes in government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Risk of Financial Futures and Options Transactions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk of Financial Futures and Options Transactions—The Fund may use certain transactions for hedging the portfolio’s exposure to credit risk and the risk of increases in interest rates, which could result in poorer overall performance for the Fund. The Fund’s use of certain transactions to reduce risk involves costs and will be subject to Nuveen Asset Management’s ability to predict correctly changes in the relationships of such hedge instruments to the Fund’s portfolio holdings or other factors. No assurance can be given that Nuveen Asset Management’s judgment in this respect will be correct. In addition, no assurance can be given that the Fund will enter into hedging or other transactions at times or under circumstances in which it may be advisable to do so.
There are certain risks associated with the use of financial futures and options to hedge investment portfolios. There may be an imperfect correlation between price movements of the futures and options and price movements of the portfolio securities being hedged. Losses may be incurred in hedging transactions, which could reduce the portfolio gains that might have been realized if the hedging transactions had not been entered into. If the Fund engages in futures transactions or in the writing of options on futures, it will be required to maintain initial margin and maintenance margin and may be required to make daily variation margin payments in accordance with applicable rules of the exchanges and the Commodity Futures Trading Commission (“CFTC”). If the Fund purchases a financial futures contract or a call option or writes a put option in order to hedge the anticipated purchase of municipal securities, and if the Fund fails to complete the anticipated purchase transaction, the Fund may have a loss or a gain on the futures or options transaction that will not be offset by price movements in the municipal securities that were the subject of the anticipatory hedge. The cost of put options on municipal securities or indexes effectively increases the cost of the securities subject to them, thereby reducing the yield otherwise available from these securities. If the Fund decides to use futures contracts or options on futures contracts for hedging purposes, the Fund will be required to establish an account for such purposes with one or more CFTC-registered futures commission merchants. A futures commission merchant could establish initial and maintenance margin requirements for the Fund that are greater than those which would otherwise apply to the Fund under applicable rules of the exchanges and the CFTC. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a derivatives or futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

Puerto Rico Municipal Securities Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Puerto Rico Municipal Securities Market Risk—To the extent that the Fund invests a significant portion of its assets in the securities issued by the Commonwealth of Puerto Rico or its political subdivisions, agencies, instrumentalities, or public corporations (collectively referred to in this prospectus as “Puerto Rico” or the “Commonwealth”), it will be disproportionally affected by political, social and economic conditions and developments in the Commonwealth. In addition, economic, political or regulatory changes in that territory could adversely affect the value of the Fund’s investment portfolio.
Puerto Rico currently is experiencing significant fiscal and economic challenges, including substantial debt service obligations, high levels of unemployment, underfunded public retirement systems, and persistent government budget deficits. These challenges may negatively affect the value of the Fund’s investments in Puerto Rican municipal securities. Several major ratings agencies have downgraded the general obligation debt of Puerto Rico to below investment grade and continue to maintain a negative outlook for this debt, which increases the likelihood that the rating will be lowered further. Puerto Rico recently defaulted on its debt by failing to make full payment due on its outstanding bonds, and there can be no assurance that Puerto Rico will be able to satisfy its future debt obligations. Further downgrades or defaults may place additional strain on the Puerto Rico economy and may negatively affect the value, liquidity, and volatility of the Fund’s investments in Puerto Rican municipal securities. Additionally, numerous issuers have entered Title III of the Puerto Rico Oversite, Management and Economic Stability Act (“PROMESA”), which is similar to bankruptcy protection, through which the Commonwealth of Puerto Rico can restructure its debt. However, Puerto Rico’s case is the first ever heard under PROMESA and there is no existing case precedent to guide the proceedings. Accordingly, Puerto Rico’s debt restructuring process could take significantly longer than traditional municipal bankruptcy proceedings. Further, it is not clear whether a debt restructuring process will ultimately be approved or, if so, the extent to which it will apply to Puerto Rico municipal securities sold by an issuer other than the territory. A debt restructuring could reduce the principal amount due, the interest rate, the maturity, and other terms of Puerto Rico municipal securities, which could adversely affect the value of Puerto Rican municipal securities. Legislation that would allow Puerto Rico to restructure its municipal debt obligations, thus increasing the risk that Puerto Rico may never pay off municipal indebtedness, or may pay only a small fraction of the amount owed, could also impact the value of the Fund’s investments in Puerto Rican municipal securities.
These challenges and uncertainties have been exacerbated by multiple hurricanes and the resulting natural disasters that have struck Puerto Rico since 2017. The full extent of the natural disasters’ impact on Puerto Rico’s economy and foreign investment in Puerto Rico is difficult to estimate.

Special Risks Related to Certain Municipal Obligations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Special Risks Related to Certain Municipal Obligations—Municipal leases and certificates of participation involve special risks not normally associated with general obligations or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of “non-appropriation” clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event that the governmental issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and may result in a delay in recovering or the failure to fully recover the Fund’s original investment. In the event of non-appropriation, the issuer would be in default and taking ownership of the assets may be a remedy available to the Fund, although the Fund does not anticipate that such a remedy would normally be pursued.
Certificates of participation involve the same risks as the underlying municipal leases. In addition, the Fund may be dependent upon the municipal authority issuing the certificates of participation to exercise remedies with respect to the underlying securities. Certificates of participation also entail a risk of default or bankruptcy, both of the issuer of the municipal lease and also the municipal agency issuing the certificate of participation.

Unrated Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Unrated Investments Risk—The Fund may purchase investments that are not rated by any rating organization. Unrated investments determined by Nuveen Asset Management to be of comparable quality to rated investments which the Fund may purchase may pay a higher dividend or interest rate than such rated investments and be subject to a greater risk of illiquidity or price changes. Less public information is typically available about unrated investments or issuers than rated investments or issuers.
Some unrated investments may not have an active trading market or may be difficult to value, which means the Fund might have difficulty selling them promptly at an acceptable price. To the extent that the Fund invests in unrated investments, the Fund’s ability to achieve its investment objective will be more dependent on the Nuveen Asset Management’s credit analysis than would be the case when the Fund invests in rated securities.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk—The municipal bonds in which the Fund may invest typically are valued by a pricing service utilizing a range of market-based inputs and assumptions, including readily available market quotations obtained from broker-dealers making markets in such instruments, cash flows and transactions for comparable instruments. There is no assurance that the Fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the Fund. Pricing services generally price municipal bonds assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, often at lower prices than institutional round lot trades. Different pricing services may incorporate different assumptions and inputs into their valuation methodologies, potentially resulting in different values for the same securities. As a result, if the Fund were to change pricing services, or if the Fund’s pricing service were to change its valuation methodology, there could be a material impact, either positive or negative, on the Fund’s NAV.

Zero Coupon Bonds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Zero Coupon Bonds Risk—Because interest on zero coupon bonds is not paid on a current basis, the values of zero coupon bonds will be more volatile in response to interest rate changes than the values of bonds that distribute income regularly. Although zero coupon bonds generate income for accounting purposes, they do not produce cash flow, and thus the Fund could be forced to liquidate securities at an inopportune time in order to generate cash to distribute to shareholders as required by tax laws.

Hedging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Hedging Risk—The Fund’s use of derivatives or other transactions to reduce risk involves costs and will be subject to Nuveen Asset Management’s ability to predict correctly changes in the relationships of such hedge instruments to the Fund’s portfolio holdings or other factors. No assurance can be given that Nuveen Asset Management’s judgment in this respect will be correct, and no assurance can be given that the Fund will enter into hedging or other transactions at times or under circumstances in which it may be advisable to do so. Hedging activities may reduce the Fund’s opportunities for gain by offsetting the positive effects of favorable price movements and may result in net losses.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Risk—The value of the Fund’s investments and its NAV may be adversely affected by changes in tax rates, rules and policies. Because interest income from municipal securities is normally not subject to U.S. regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax exempt status of interest income from municipal securities. Additionally, the Fund is not a suitable investment for individual retirement accounts, for other tax exempt or tax‑deferred accounts or for investors who are not sensitive to the federal income tax consequences of their investments. The Fund’s investment in AMT Bonds may trigger adverse tax consequences for Fund shareholders who are subject to the federal alternative minimum tax. If you are, or as a result of investment in the Fund would become, subject to the federal alternative minimum tax, the Fund may not be a suitable investment for you. In addition, distributions of taxable ordinary income (including any net short-term capital gain) will be taxable to shareholders as ordinary income (and not eligible for favorable taxation as “qualified dividend income”), and capital gain dividends will be taxable as long-term capital gains. Interest income on municipal securities also may be subject to state and local income taxes. See “Tax Matters.”

Alternative Minimum Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Alternative Minimum Tax Risk—The Fund may invest in AMT Bonds. Therefore, a portion of the Fund’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

Reverse Repurchase Agreement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reverse Repurchase Agreement Risk—Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price and date, thereby establishing an effective interest rate. The Fund’s use of reverse repurchase agreements, in economic essence, constitute a securitized borrowing by the Fund from the security purchaser. The Fund may enter into reverse repurchase agreements for the purpose of creating a leveraged investment exposure and, as such, their usage involves essentially the same risks associated with a leveraging strategy generally since the proceeds from these agreements may be invested in additional portfolio securities. Reverse repurchase agreements tend to be short-term in tenor, and there can be no assurances that the purchaser (lender) will commit to extend or “roll” a given agreement upon its agreed-upon repurchase date or an alternative purchaser can be identified on similar terms.
Reverse repurchase agreements also involve the risk that the purchaser fails to return the securities as agreed upon, files for bankruptcy or becomes insolvent. The Fund may be restricted from taking normal portfolio actions during such time, could be subject to loss to the extent that the proceeds of the agreement are less than the value of securities subject to the agreement and may experience adverse tax consequences.

Taxability Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Taxability Risk—The Fund will invest in municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for federal income tax purposes, and Nuveen Asset Management will not independently verify that opinion. Subsequent to the Fund’s acquisition of such a municipal security, however, the security may be determined to pay, or to have paid, taxable income. As a result, the treatment of dividends previously paid or to be paid by the Fund as “exempt-interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities.
Certain other investments made by the Fund, including derivatives transactions, may result in the receipt of taxable income or gains by the Fund. Distributions of taxable ordinary income (including any net short-term capital gain) will be taxable to shareholders as ordinary income (and not eligible for favorable taxation as “qualified dividend income”), and capital gain dividends will be taxable as long-term capital gains. See “Tax Matters.”

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation Risk—Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions can decline. Currently, inflation rates are elevated relative to normal market conditions and could increase.

Insurance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Insurance Risk—The Fund may purchase municipal securities that are secured by insurance, bank credit agreements or escrow accounts. The credit quality of the companies that provide such credit enhancements will affect the value of those securities. Certain significant providers of insurance for municipal securities have incurred significant losses as a result of exposure to sub-prime mortgages and other lower credit quality investments. As a result, such losses have reduced the insurers’ capital and called into question their continued ability to perform their obligations under such insurance if they are called upon to do so in the future. While an insured municipal security will typically be deemed to have the rating of its insurer, if the insurer of a municipal security suffers a downgrade in its credit rating or the market discounts the value of the insurance provided by the insurer, the value of the municipal security would more closely, if not entirely, reflect such rating. In such a case, the value of insurance associated with a municipal security may not add any value. The insurance feature of a municipal security does not guarantee the full payment of principal and interest through the life of an insured obligation, the market value of the insured obligation or the NAV of the Common Shares represented by such insured obligation.

Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Debt Securities Risk—Issuers of debt instruments in which the Fund may invest may default on their obligations to pay principal or interest when due. This non‑payment would result in a reduction of income to the Fund, a reduction in the value of a debt instrument experiencing non‑payment and, potentially, a decrease in the NAV of the Fund. There can be no assurance that liquidation of collateral would satisfy the issuer’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of bankruptcy of an issuer, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a security. To the extent that the credit rating assigned to a security in the Fund’s portfolio is downgraded, the market price and liquidity of such security may be adversely affected.

Tender Option Bond Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tender Option Bond Regulatory Risk—The federal banking regulators, the SEC and the CFTC in recent years have adopted rules and regulations that have impacted or may impact TOB trusts and securities issued by such trusts, including most notably the so-called “Volcker Rule”, added to the Bank Holding Company Act of 1956 with the adoption of the Dodd-Frank Act. The Volcker Rule places certain restrictions on the ability of any “banking entity” to sponsor, acquire interests in and engage in certain activities with a TOB trust. As a result, certain activities to support the remarketing of floating rate certificates undertaken by banking entities, in their role as remarketing agents or liquidity providers to TOB trusts, before the compliance date for the Volcker Rule, are no longer permitted under the standard TOB trust structure. To be compliant with the Volcker Rule, the standard TOB trust structure has been modified since the Rule’s adoption (i) to shift certain rights and responsibilities from the remarketing agent and liquidity provider to the owners of the inverse floating rate securities such as the Fund itself, and (ii) to change the way in which liquidity is provided to support remarketing of the floating rate securities. Holders of the inverse floating rate securities, including the Fund, may delegate many of these responsibilities to a third party administrator, which would generate additional costs relative to the standard TOB trust structure. The total impact of these modifications remains to be fully seen, but the operational and structural changes associated with these modifications may make early unwinds of TOB trusts in adverse market scenarios more likely, may make the use of TOB trusts more expensive and, overall, may make it more difficult to use TOB trusts to effectively leverage municipal investments to the extent that the Fund may desire. In addition, these modifications have raised or may raise other regulatory issues that may require further refinement to the structure, may impede the future use of TOB trusts as a means of financing leverage, or may increase future costs of TOB-based leverage.

Tobacco Settlement Bond Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tobacco Settlement Bond Risk—The Fund may invest in tobacco settlement bonds. Tobacco settlement bonds are municipal securities that are backed solely by expected revenues to be derived from lawsuits involving tobacco related deaths and illnesses which were settled between certain states and American tobacco companies. Tobacco settlement bonds are secured by an issuing state’s proportionate share in the Master Settlement Agreement, an agreement between 46 states and nearly all of the U.S. tobacco manufacturers (the “MSA”). Under the terms of the MSA, the actual amount of future settlement payments by tobacco manufacturers is dependent on many factors, including, among other things, reduced cigarette consumption. Payments made by tobacco manufacturers could be negatively impacted if the decrease in tobacco consumption is significantly greater than the forecasted decline.

Investment and Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment and Market Risk—An investment in Common Shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in Common Shares represents an indirect investment in the securities owned by the Fund. Your Common Shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Repurchase Offers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Offers Risk—As described under “Periodic Repurchase Offers”, the Fund is an “interval fund” and, in order to provide liquidity to Common Shareholders, the Fund, subject to applicable law, intends to conduct quarterly repurchase offers of the Fund’s outstanding Common Shares at NAV, subject to approval of the Board of Trustees. In each quarter, such repurchase offers will be for at least 5% of its outstanding Common Shares at NAV, pursuant to Rule 23c‑3 under the 1940 Act.
The Fund currently expects to conduct quarterly repurchase offers for 7.5% of its outstanding Common Shares under ordinary circumstances. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Common Shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objectives. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. The Fund believes that payments received in connection with the Fund’s investments will generate sufficient cash to meet the maximum potential amount of the Fund’s repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If, as expected, the Fund employs leverage, repurchases of Common Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Common Shareholders who do not tender their Common Shares by increasing the Fund’s expenses and reducing any net investment income. If a repurchase offer is oversubscribed, the Board of Trustees may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding Common Shares as of the date of the Repurchase Request Deadline. In the event that the Board of Trustees determines not to repurchase more than the repurchase offer amount, or if Common Shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding Common Shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Common Shares tendered on a pro rata basis, and Common Shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, Common Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some Common Shareholders, in anticipation of proration, may tender more Common Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A Common Shareholder may be subject to market and other risks, and the NAV of Common Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Common Shares is determined. In addition, the repurchase of Common Shares by the Fund may be a taxable event to Common Shareholders.
While the Fund anticipates having enough cash on hand to fund share repurchases, it may need to sell securities in order to generate enough cash to fund share repurchases. This may cause the Fund to have a higher portfolio turnover rate than is generally anticipated. A higher portfolio turnover rate may result in higher taxes to Fund investors. This is because the sale of securities may accelerate the recognition of capital gains by the Fund (if the Fund’s basis in securities sold is less than the proceeds from the sale of the security) which may be distributed to investors, and it is more likely that such gains will be taxable as short-term capital gains rather than long-term capital gains that are taxable at lower rates.
If shares tendered by an investor are repurchased by the Fund, it will be a taxable transaction to the investor either in the form of a “sale or exchange” which would be taxable to an investor at capital gain tax rates, assuming such shares are held as a capital asset, or, under certain circumstances, a “dividend” which would be taxable to an investor at ordinary income tax rates. See “Tax Matters—Sale, Exchange of Liquidation of Fund Shares” in the SAI for additional information.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk—The Fund’s use of leverage creates special risks for Common Shareholders, including potential interest rate risks and the likelihood of greater volatility of NAV and Common Share distributions. For example, dividends payable with respect to any Preferred Shares outstanding will generally be based on shorter-term interest rates that would be periodically reset. If shorter-term interest rates rise relative to the rate of return on the Fund’s portfolio, the interest and other costs to the Fund of leverage (including the dividend rate on any outstanding Preferred Shares), could exceed the rate of return on the investments held by the Fund, thereby reducing return to Common Shareholders. The use of leverage in a declining market will likely cause a greater decline in Common Share NAV than if the Fund were not to have used leverage. The Fund will pay (and only the Common Shareholders will bear) any costs and expenses relating to the Fund’s use of leverage, which will result in a reduction in the NAV of the Common Shares. Therefore, there can be no assurance that the Fund’s use of leverage will result in a higher yield on the Common Shares, and it may result in losses. Nuveen Fund Advisors may, based on its assessment of market conditions and the composition of the Fund’s holdings, increase or decrease the amount of leverage. Such changes may impact the Fund’s distributions. There is no assurance that the Fund’s use of leverage will be successful. See “Leverage.”
The Fund is required to satisfy certain asset coverage requirements in connection with its use of Preferred Shares, including those imposed by regulatory and/or contractual requirements. Accordingly, any decline in the value of the Fund’s investments could result in the risk that the Fund will fail to meet its asset coverage requirements for any such Preferred Shares. In order to prevent the Fund from failing to satisfy such requirements, the Fund might need to dispose of investments at inopportune times, which may result in losses to the Fund or additional taxable distributions to Common Shareholders in the event such distributions result in gains to the Fund.
The Fund pays a management fee to Nuveen Fund Advisors for investment advisory services, which in turn pays a portion of its fee to Nuveen Asset Management for investment sub‑advisory services, based on a percentage of the Fund’s Managed Assets. Nuveen Fund Advisors and Nuveen Asset Management will base the decision regarding whether and how much leverage to use for the Fund based on their assessment of whether such use of leverage is in the best interests of the Fund. However, the fact that a decision to employ or increase the Fund’s leverage will have the effect, all other things being equal, of increasing Managed Assets and therefore Nuveen Fund Advisors’ and Nuveen Asset Management’s fees means that they may have a conflict of interest in determining whether to use or increase leverage. Nuveen Fund Advisors and Nuveen Asset Management will seek to manage that potential conflict by leveraging the Fund (or increasing such leverage) only when they determine that such action is in the best interests of the Fund, and by periodically reviewing the Fund’s performance and use of leverage with the Board of Trustees.

Borrowing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Borrowing Risk—In addition to borrowing for leverage (see “Leverage”), the Fund may borrow for temporary or emergency purposes, to pay dividends, repurchase its shares, or clear portfolio transactions. Borrowing may exaggerate changes in the NAV of the Fund’s shares and may affect the Fund’s net income. When the Fund borrows money, it must pay interest and other fees, which will reduce the Fund’s returns if such costs exceed the returns on the portfolio securities purchased or retained with such borrowings. Any such borrowings are intended to be temporary. However, under certain market circumstances, such borrowings might be outstanding for longer periods of time.

Non Diversified Status Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non‑Diversified Status Risk—Because the Fund is classified as “non-diversified” under the 1940 Act, it can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. As a result, the Fund will be more susceptible than a diversified fund to fluctuations in the prices of securities of a single issuer.

Large Shareholder Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Large Shareholder Risk—To the extent a large proportion of the Common Shares are held by a small number of Common Shareholders (or a single shareholder), including affiliates of Nuveen Fund Advisors, the Fund is subject to the risk that these shareholders will purchase Common Shares in large amounts rapidly or unexpectedly. These transactions could adversely affect the ability of the Fund to conduct its investment program. Furthermore, it is possible that in response to a repurchase offer, the total amount of Common Shares tendered by a small number of Common Shareholders (or a single shareholder) may exceed the number of Common Shares that the Fund has offered to repurchase. If a repurchase offer is oversubscribed by Common Shareholders, the Fund will repurchase only a pro rata portion of shares tendered by each shareholder. See “Fund Level Risks—Repurchase Offers Risk” above.

Fund Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Fund Tax Risk—The Fund has elected to be treated and intends to qualify each year as a Regulated Investment Company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund is not expected to be subject to U.S. federal income tax to the extent that it distributes its investment company taxable income and net capital gains. To qualify for the special tax treatment available to a RIC, the Fund must comply with certain investment, distribution, and diversification requirements. Under certain circumstances, the Fund may be forced to sell certain assets when it is not advantageous in order to meet these requirements, which may reduce the Fund’s overall return. If the Fund fails to meet any of these requirements, subject to the opportunity to cure such failures under applicable provisions of the Code, the Fund’s income would be subject to a double level of U.S. federal income tax. The Fund’s income, including its net capital gain, would first be subject to U.S. federal income tax at regular corporate rates, even if such income were distributed to shareholders and, second, all distributions by the Fund from earnings and profits, including distributions of net capital gain (if any), would be taxable to shareholders as dividends.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	333 West Wacker Drive
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
Contact Personnel Name	Mark L. Winget
Class I [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%
Other Transaction Expense 2 [Percent]	2.00%	[2]
Other Transaction Expenses [Percent]	0.00%
Management Fees [Percent]	1.36%	[3],[4]
Distribution/Servicing Fees [Percent]		[3]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	1.79%	[3],[5]
Other Annual Expenses [Percent]	0.66%	[3],[6]
Total Annual Expenses [Percent]	3.81%	[3]
Waivers and Reimbursements of Fees [Percent]	(0.52%)	[3],[7]
Net Expense over Assets [Percent]	3.29%	[3]
Expense Example, Year 01	$ 33
Expense Example, Years 1 to 3	107
Expense Example, Years 1 to 5	187
Expense Example, Years 1 to 10	$ 398
Class A1 [Member]
Fee Table [Abstract]
Sales Load [Percent]	2.50%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%
Other Transaction Expense 2 [Percent]	2.00%	[2]
Other Transaction Expenses [Percent]	1.50%	[8]
Management Fees [Percent]	1.36%	[3],[4]
Distribution/Servicing Fees [Percent]	0.75%	[3]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	1.79%	[3],[5]
Other Annual Expenses [Percent]	0.66%	[3],[6]
Total Annual Expenses [Percent]	4.56%	[3]
Waivers and Reimbursements of Fees [Percent]	(0.52%)	[3],[7]
Net Expense over Assets [Percent]	4.04%	[3]
Expense Example, Year 01	$ 65
Expense Example, Years 1 to 3	150
Expense Example, Years 1 to 5	241
Expense Example, Years 1 to 10	$ 474
Class A2 [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%
Other Transaction Expense 2 [Percent]	2.00%	[2]
Other Transaction Expenses [Percent]	0.00%
Management Fees [Percent]	1.36%	[3],[4]
Distribution/Servicing Fees [Percent]	0.50%	[3]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	1.79%	[3],[5]
Other Annual Expenses [Percent]	0.66%	[3],[6]
Total Annual Expenses [Percent]	4.31%	[3]
Waivers and Reimbursements of Fees [Percent]	(0.52%)	[3],[7]
Net Expense over Assets [Percent]	3.79%	[3]
Expense Example, Year 01	$ 38
Expense Example, Years 1 to 3	121
Expense Example, Years 1 to 5	211
Expense Example, Years 1 to 10	$ 440
Common Shares Class I [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class I Common Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	15,466,940
Common Shares Class A1 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class A1 Common Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	7,510,725
Common Shares Class A2 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class A2 Common Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	4,851,877

[1]	While neither the Fund nor the Distributor impose an initial sales charge on Class I Common Shares or Class A2 Common Shares, if you buy Class I Common Shares or Class A2 Common Shares through certain financial firms, they may directly charge you transaction or other fees in such amount as they may determine. Please consult your financial firm for additional information.
[2]	The Fund does not currently charge a repurchase fee; however, the Fund may, in the future, impose repurchase fees of up to 2.00% on Common Shares accepted for repurchase that have been held for less than one year.
[3]	Restated to reflect current operating levels as percentages of net assets attributable to Common Shares as of July 13, 2023.
[4]	The “Management Fees” shown in the fee table are higher than the contractual management fee rates because the “Management Fees” in the table are calculated as a percentage of the Fund’s net assets applicable to Common Shares, rather than the Fund’s Managed Assets. Managed Assets includes assets attributable to leverage. The management fee consists of a fund-level fee and complex-level fee. Restated to reflect current operating levels as of July 13, 2023, the annualized Fund-level fee was 0.7907% of Managed Assets or 1.1285% of Net Assets Attributable to Common Shares and the annualized complex-level fee was 0.1595% of Managed Assets or 0.2276% of Net Assets Attributable to Common Shares. See “Management of the Fund—Investment Management and Sub-Advisory Agreements” for a complete discussion of how the Management Fee is calculated.
[5]	Interest and Other Related Expenses have been restated and annualized to reflect incremental leverage incurred by the Fund after its fiscal year end. Interest and Other Related Expenses are estimated to reflect actual leverage outstanding as of July 13, 2023 and estimated interest and associated costs. Actual Interest and Other Related Expenses incurred in the future may be higher or lower. If short-term market interest rates rise in the future, and if the Fund continues to maintain leverage the cost of which is tied to short-term interest rates, the Fund’s interest expenses on its borrowings can be expected to rise in tandem. The Fund’s use of leverage will increase the amount of management fees paid to Nuveen Fund Advisors and Nuveen Asset Management.
[6]	Other Expenses are estimated for the current fiscal year based on the Fund’s fees and expenses for the fiscal year ended March 31, 2023. Expenses attributable to the Fund’s investments, if any, in other investment companies are currently estimated not to exceed 0.01%. See “Portfolio Composition and Other Information—Other Investment Companies” in the SAI.
[7]	Nuveen Fund Advisors has agreed to waive fees and/or reimburse expenses through July 31, 2025, so that the total annual operating expenses of the Fund (excluding any distribution and/or service fees that may be applicable to a particular class of shares, issuance and dividend costs of Preferred Shares that may be issued by the Fund, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, litigation expenses and extraordinary expenses) do not exceed 1.05% of the average daily Managed Assets of any class of Fund shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees.
[8]	A contingent deferred sales charge (“CDSC”) of 1.50% may be assessed on Class A1 Common Shares purchased without a sales charge if they are repurchased before the first day of the month of the one‑year anniversary of the purchase.